Trade and Other Payables (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Trade and Other Payables
	Note	September 30, 2025	September 30, 2024
Trade payables		6,754	7,037
Accruals		2,046	1,732
TPC (short term)	Note 22	23	36
Employee payables		732	655
		9,555	9,460

Schedule of Warranty Provisions

Warranty provision continuity schedule is as follows:

	September 30, 2025	September 30, 2024
Opening provision	1,072	250
Warranty expenses during the year	(665)	(672)
Additional provision during the year	785	1,494
Closing balance	1,192	1,072